		•	Pacific Select Fund
June 30, 2007		•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statement of Cash Flows	B-19
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Trustees and Officers Information	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-4
Special Meetings of Shareholders	F-9
Where to Go for More Information	F-10

     The 2007 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-3
Statements of Changes in Net Assets	H-5
Financial Highlights	I-1
Notes to Financial Statements	J-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	2,246	$18,094	$28,398
International Value	International Value	9,664	123,803	189,990
International Small-Cap	International Small-Cap	2,080	21,352	24,199
Equity Index	Equity Index	4,415	77,652	153,646
Small-Cap Index	Small-Cap Index	3,468	34,976	52,098
Diversified Research	Diversified Research	3,510	33,299	50,053
Equity	Equity	1,561	24,317	34,708
American Funds® Growth-Income	American Funds Growth-Income	4,404	47,050	57,313
American Funds Growth	American Funds Growth	2,756	27,978	39,302
Large-Cap Value	Large-Cap Value	6,061	65,104	89,802
Technology	Technology	534	1,700	3,748
Short Duration Bond	Short Duration Bond	3,671	35,931	35,359
Floating Rate Loan (2)	Floating Rate Loan	1,753	17,540	17,582
Diversified Bond	Diversified Bond	4,165	42,067	41,415
Growth LT	Growth LT	6,650	96,436	165,658
Focused 30	Focused 30	1,467	12,266	20,729
Health Sciences	Health Sciences	563	4,340	6,257
Mid-Cap Value	Mid-Cap Value	7,058	85,036	140,465
Large-Cap Growth	Large-Cap Growth	2,513	16,518	20,902
International Large-Cap	International Large-Cap	9,692	65,290	93,073
Small-Cap Value	Small-Cap Value	1,748	17,988	27,563
Multi-Strategy	Multi-Strategy	3,526	46,322	66,206
Main Street® Core	Main Street Core	5,838	97,860	151,207
Emerging Markets	Emerging Markets	3,773	32,858	69,829
Managed Bond	Managed Bond	15,365	161,603	164,526
Inflation Managed	Inflation Managed	11,518	119,057	122,017
Money Market	Money Market	4,023	40,433	40,535
High Yield Bond	High Yield Bond	7,958	52,173	54,565
Comstock	Comstock	6,231	55,607	70,610
Mid-Cap Growth	Mid-Cap Growth	3,744	24,912	36,156
Real Estate	Real Estate	1,705	17,455	43,426
Small-Cap Equity (3)	Small-Cap Equity (3)	697	8,174	9,156

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements
G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

ASSETS
Investments in portfolios, at value	$28,398	$189,990	$24,199	$153,646	$52,098	$50,053	$34,708
Receivables:
Due from Pacific Life Insurance Company	—	—	10	—	—	—	—
Fund shares redeemed	8	29	—	60	29	28	12

Total Assets	28,406	190,019	24,209	153,706	52,127	50,081	34,720

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8	29	—	59	29	27	12
Fund shares purchased	—	—	10	—	—	—	—
Other	—	1	—	—	1	—	—

Total Liabilities	8	30	10	59	30	27	12

NET ASSETS	$28,398	$189,989	$24,199	$153,647	$52,097	$50,054	$34,708

Units Outstanding	2,214	7,443	2,122	3,524	2,784	3,669	1,732

Accumulation Unit Value	$12.83	$25.53	$11.40	$43.60	$18.71	$13.64	$20.04

Cost of Investments	$18,094	$123,803	$21,352	$77,652	$34,976	$33,299	$24,317

	American Funds	American Funds	Large-Cap		Short Duration	Floating Rate	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Loan	Bond

ASSETS
Investments in portfolios, at value	$57,313	$39,302	$89,802	$3,748	$35,359	$17,582	$41,415
Receivables:
Due from Pacific Life Insurance Company	—	—	—	13	42	88	3
Fund shares redeemed	13	11	21	—	—	—	—

Total Assets	57,326	39,313	89,823	3,761	35,401	17,670	41,418

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13	10	21	—	—	—	—
Fund shares purchased	—	—	—	13	41	88	3
Other	—	—	—	—	—	2	2

Total Liabilities	13	10	21	13	41	90	5

NET ASSETS	$57,313	$39,303	$89,802	$3,748	$35,360	$17,580	$41,413

Units Outstanding	4,329	2,783	5,451	579	3,375	1,757	3,971

Accumulation Unit Value	$13.24	$14.12	$16.47	$6.47	$10.48	$10.01	$10.43

Cost of Investments	$47,050	$27,978	$65,104	$1,700	$35,931	$17,540	$42,067

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

ASSETS
Investments in portfolios, at value	$165,658	$20,729	$6,257	$140,465	$20,902	$93,073	$27,563
Receivables:
Fund shares redeemed	34	9	34	93	5	44	1

Total Assets	165,692	20,738	6,291	140,558	20,907	93,117	27,564

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	33	9	34	93	2	40	1

Total Liabilities	33	9	34	93	2	40	1

NET ASSETS	$165,659	$20,729	$6,257	$140,465	$20,905	$93,077	$27,563

Units Outstanding	4,101	1,571	522	5,386	2,684	8,018	1,221

Accumulation Unit Value	$40.39	$13.20	$11.98	$26.08	$7.79	$11.61	$22.57

Cost of Investments	$96,436	$12,266	$4,340	$85,036	$16,518	$65,290	$17,988

(1)	Formerly named Fasciano Small Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2007 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Street Core	Markets	Bond	Managed	Market	Bond

ASSETS
Investments in portfolios, at value	$66,206	$151,207	$69,829	$164,526	$122,017	$40,535	$54,565
Receivables:
Due from Pacific Life Insurance Company	32	—	21	—	—	3	—
Fund shares redeemed	—	26	—	90	73	—	1

Total Assets	66,238	151,233	69,850	164,616	122,090	40,538	54,566

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	26	—	90	73	—	—
Fund shares purchased	32	—	21	—	—	2	—
Other	—	—	—	—	1	—	—

Total Liabilities	32	26	21	90	74	2	—

NET ASSETS	$66,206	$151,207	$69,829	$164,526	$122,016	$40,536	$54,566

Units Outstanding	1,760	3,987	2,838	5,992	4,511	2,574	1,819

Accumulation Unit Value	$37.62	$37.92	$24.61	$27.46	$27.05	$15.75	$30.00

Cost of Investments	$46,322	$97,860	$32,858	$161,603	$119,057	$40,433	$52,173

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity (1)

ASSETS
Investments in portfolios, at value	$70,610	$36,156	$43,426	$9,156
Receivables:
Due from Pacific Life Insurance Company	—	39	—	—
Fund shares redeemed	5	—	48	3

Total Assets	70,615	36,195	43,474	9,159

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5	—	47	3
Fund shares purchased	—	39	—	—
Other	2	—	—	—

Total Liabilities	7	39	47	3

NET ASSETS	$70,608	$36,156	$43,427	$9,156

Units Outstanding	5,650	3,988	1,139	632

Accumulation Unit Value	$12.50	$9.07	$38.14	$14.48

Cost of Investments	$55,607	$24,912	$17,455	$8,174

(1)	Formerly named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(in thousands)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

INVESTMENT INCOME
Dividends	$—	$325	$8	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	159	1,108	128	1,011	296	348	217

Net Investment Loss	(159)	(783)	(120)	(1,011)	(296)	(348)	(217)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	446	3,283	10	10,765	(282)	2,136	398
Capital gain distributions	—	19,997	—	—	—	—	—

Realized Gain (Loss)	446	23,280	10	10,765	(282)	2,136	398

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,789	(3,938)	2,370	18	2,938	1,217	1,740

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,076	$18,559	$2,260	$9,772	$2,360	$3,005	$1,921

	American Funds	American Funds	Large-Cap		Short Duration	Floating Rate	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Loan (2)	Bond

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$1,039	$—	$648
EXPENSES
Mortality and expense risk fees	343	291	570	25	296	31	168

Net Investment Income (Loss)	(343)	(291)	(570)	(25)	743	(31)	480

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	44	3,118	545	377	(643)	1	(8)
Capital gain distributions	—	—	—	—	—	—	81

Realized Gain (Loss)	44	3,118	545	377	(643)	1	73

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,125	1,575	5,199	81	575	42	(912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,826	$4,402	$5,174	$433	$675	$12	($359)

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$109	$—
EXPENSES
Mortality and expense risk fees	1,059	122	41	843	219	746	168

Net Investment Loss	(1,059)	(122)	(41)	(843)	(219)	(637)	(168)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	8,118	168	(20)	302	2,331	14,451	19
Capital gain distributions	—	—	—	—	—	15,254	—

Realized Gain (Loss)	8,118	168	(20)	302	2,331	29,705	19

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,062	2,575	406	15,597	664	(18,863)	2,626

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,121	$2,621	$345	$15,056	$2,776	$10,205	$2,477

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(in thousands)

	Variable Accounts
	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Street Core	Markets	Bond	Managed	Market	Bond

INVESTMENT INCOME
Dividends	$—	$—	$164	$3,571	$2,771	$1,082	$2,159
EXPENSES
Mortality and expense risk fees	422	953	393	1,036	730	278	364

Net Investment Income (Loss)	(422)	(953)	(229)	2,535	2,041	804	1,795

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	911	3,771	3,602	(71)	—	48	100
Capital gain distributions	—	—	11,801	173	—	—	—

Realized Gain	911	3,771	15,403	102	—	48	100

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,171	6,683	(5,899)	(3,343)	(1,966)	(26)	(642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,660	$9,501	$9,275	($706)	$75	$826	$1,253

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity (1)

INVESTMENT INCOME
Dividends	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	362	207	324	35

Net Investment Loss	(362)	(207)	(324)	(35)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(25)	1	2,339	6
Capital gain distributions	—	—	—	—

Realized Gain (Loss)	(25)	1	2,339	6

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,896	3,779	(3,313)	452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,509	$3,573	($1,298)	$423

(1)	Formerly named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Small-Cap Growth (1)		International Value		International Small-Cap
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006 (3)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($159)	($305)	($783)	$460	($120)	($109)
Realized gain (loss)	446	2,374	23,280	7,241	10	(81)
Change in unrealized appreciation (depreciation) on investments	1,789	(429)	(3,938)	28,766	2,370	477

Net Increase in Net Assets Resulting from Operations	2,076	1,640	18,559	36,467	2,260	287

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	176	445	1,218	2,045	211	206
Transfers between variable and fixed accounts, net	3,970	(6,972)	9,119	(5,450)	4,805	18,923
Transfers—policy charges and deductions	(135)	(325)	(1,390)	(2,421)	(140)	(83)
Transfers—surrenders	(2,148)	(4,424)	(11,432)	(23,288)	(1,190)	(1,082)
Transfers—other	—	3	(7)	8	1	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,863	(11,273)	(2,492)	(29,106)	3,687	17,965

NET INCREASE (DECREASE) IN NET ASSETS	3,939	(9,633)	16,067	7,361	5,947	18,252

NET ASSETS
Beginning of Year or Period	24,459	34,092	173,922	166,561	18,252	—

End of Year or Period	$28,398	$24,459	$189,989	$173,922	$24,199	$18,252

	Equity Index		Small-Cap Index		Diversified Research
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,011)	$634	($296)	$59	($348)	($343)
Realized gain (loss)	10,765	23,361	(282)	14,991	2,136	1,604
Change in unrealized appreciation (depreciation) on investments	18	(1,236)	2,938	(6,412)	1,217	4,469

Net Increase in Net Assets Resulting from Operations	9,772	22,759	2,360	8,638	3,005	5,730

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,156	1,427	274	542	355	842
Transfers between variable and fixed accounts, net	(14,217)	(18,186)	6,951	(14,082)	(9,275)	5,932
Transfers—policy charges and deductions	(1,605)	(3,183)	(357)	(556)	(313)	(453)
Transfers—surrenders	(9,773)	(26,288)	(3,818)	(7,541)	(3,529)	(7,695)
Transfers—other	1	6	1	3	(1)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(24,438)	(46,224)	3,051	(21,634)	(12,763)	(1,373)

NET INCREASE (DECREASE) IN NET ASSETS	(14,666)	(23,465)	5,411	(12,996)	(9,758)	4,357

NET ASSETS
Beginning of Year or Period	168,313	191,778	46,686	59,682	59,812	55,455

End of Year or Period	$153,647	$168,313	$52,097	$46,686	$50,054	$59,812

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Unaudited.

(3)	Operations commenced on May 4, 2006.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Equity		American Funds Growth-Income		American Funds Growth
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($217)	($354)	($343)	$68	($291)	($399)
Realized gain	398	1,065	44	1,042	3,118	415
Change in unrealized appreciation on investments	1,740	2,130	4,125	4,233	1,575	3,734

Net Increase in Net Assets Resulting from Operations	1,921	2,841	3,826	5,343	4,402	3,750

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	144	251	503	746	411	987
Transfers between variable and fixed accounts, net	440	(4,937)	3,318	23,511	(11,269)	1,712
Transfers—policy charges and deductions	(184)	(553)	(415)	(419)	(260)	(621)
Transfers—surrenders	(2,517)	(6,272)	(3,444)	(5,470)	(3,245)	(6,114)
Transfers—other	(3)	—	3	3	(1)	8

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,120)	(11,511)	(35)	18,371	(14,364)	(4,028)

NET INCREASE (DECREASE) IN NET ASSETS	(199)	(8,670)	3,791	23,714	(9,962)	(278)

NET ASSETS
Beginning of Year or Period	34,907	43,577	53,522	29,808	49,265	49,543

End of Year or Period	$34,708	$34,907	$57,313	$53,522	$39,303	$49,265

	Large-Cap Value		Technology		Short Duration Bond
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($570)	$35	($25)	($88)	$743	$1,491
Realized gain (loss)	545	8,859	377	890	(643)	(251)
Change in unrealized appreciation (depreciation) on investments	5,199	4,107	81	(616)	575	293

Net Increase in Net Assets Resulting from Operations	5,174	13,001	433	186	675	1,533

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	780	1,377	10	105	415	1,013
Transfers between variable and fixed accounts, net	(4,071)	14,308	(300)	(3,010)	(14,676)	3,572
Transfers—policy charges and deductions	(489)	(1,142)	(116)	(60)	(336)	(668)
Transfers—surrenders	(6,197)	(11,344)	(462)	(1,074)	(2,750)	(6,268)
Transfers—other	1	3	—	6	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,976)	3,202	(868)	(4,033)	(17,346)	(2,352)

NET INCREASE (DECREASE) IN NET ASSETS	(4,802)	16,203	(435)	(3,847)	(16,671)	(819)

NET ASSETS
Beginning of Year or Period	94,604	78,401	4,183	8,030	52,031	52,850

End of Year or Period	$89,802	$94,604	$3,748	$4,183	$35,360	$52,031

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Floating Rate Loan	Diversified Bond		Growth LT
	Period Ended	Period Ended	Period Ended	Period Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2007 (1), (2)	2007 (1)	2006 (3)	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($31)	$480	$444	($1,059)	($1,171)
Realized gain	1	73	127	8,118	12,622
Change in unrealized appreciation (depreciation) on investments	42	(912)	260	8,062	2,727

Net Increase (Decrease) in Net Assets Resulting from Operations	12	(359)	831	15,121	14,178

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	37	233	257	1,029	1,537
Transfers between variable and fixed accounts, net	17,831	22,456	21,164	(7,172)	(9,979)
Transfers—policy charges and deductions	(26)	(166)	(178)	(1,215)	(3,060)
Transfers—surrenders	(273)	(1,424)	(1,401)	(12,444)	(26,249)
Transfers—other	(1)	(2)	2	—	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,568	21,097	19,844	(19,802)	(37,748)

NET INCREASE (DECREASE) IN NET ASSETS	17,580	20,738	20,675	(4,681)	(23,570)

NET ASSETS
Beginning of Year or Period	—	20,675	—	170,340	193,910

End of Year or Period	$17,580	$41,413	$20,675	$165,659	$170,340

	Focused 30		Health Sciences		Mid-Cap Value
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($122)	($180)	($41)	($97)	($843)	($724)
Realized gain (loss)	168	(157)	(20)	1,433	302	19,115
Change in unrealized appreciation (depreciation) on investments	2,575	3,234	406	(1,136)	15,597	(2,664)

Net Increase in Net Assets Resulting from Operations	2,621	2,897	345	200	15,056	15,727

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	129	226	19	95	1,125	2,105
Transfers between variable and fixed accounts, net	1,452	7,739	770	(3,405)	2,239	2,901
Transfers—policy charges and deductions	(160)	(121)	(56)	(83)	(848)	(1,685)
Transfers—surrenders	(2,094)	(2,090)	(485)	(979)	(7,987)	(16,329)
Transfers—other	2	4	—	3	1	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(671)	5,758	248	(4,369)	(5,470)	(13,007)

NET INCREASE (DECREASE) IN NET ASSETS	1,950	8,655	593	(4,169)	9,586	2,720

NET ASSETS
Beginning of Year or Period	18,779	10,124	5,664	9,833	130,879	128,159

End of Year or Period	$20,729	$18,779	$6,257	$ 5,664	$140,465	$130,879

(1)	Unaudited.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Operations commenced on May 4, 2006.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Large-Cap Growth		International Large-Cap		Small-Cap Value
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007(1)	2006	2007(1)	2006	2007(1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($219)	($404)	($637)	$1,608	($168)	$216
Realized gain (loss)	2,331	(165)	29,705	7,128	19	8,418
Change in unrealized appreciation (depreciation) on investments	664	(1,489)	(18,863)	19,705	2,626	(3,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,776	(2,058)	10,205	28,441	2,477	4,704

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	338	1,076	1,001	2,195	151	413
Transfers between variable and fixed accounts, net	(19,706)	7,915	(37,072)	(827)	1,024	(3,609)
Transfers—policy charges and deductions	(183)	(572)	(761)	(1,080)	(246)	(410)
Transfers—surrenders	(2,175)	(4,856)	(7,731)	(16,415)	(1,896)	(3,963)
Transfers—other	3	2	7	4	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(21,723)	3,565	(44,556)	(16,123)	(968)	(7,570)

NET INCREASE (DECREASE) IN NET ASSETS	(18,947)	1,507	(34,351)	12,318	1,509	(2,866)

NET ASSETS
Beginning of Year or Period	39,852	38,345	127,428	115,110	26,054	28,920

End of Year or Period	$20,905	$39,852	$93,077	$127,428	$27,563	$26,054

	Multi-Strategy		Main Street Core		Emerging Markets
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007(1)	2006	2007(1)	2006	2007(1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($422)	$836	($953)	($184)	($229)	($371)
Realized gain	911	5,015	3,771	10,294	15,403	17,524
Change in unrealized appreciation (depreciation) on investments	3,171	763	6,683	10,952	(5,899)	(3,749)

Net Increase in Net Assets Resulting from Operations	3,660	6,614	9,501	21,062	9,275	13,404

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	575	1,268	1,166	2,046	411	989
Transfers between variable and fixed accounts, net	(1,423)	(6,920)	(1,645)	(18,229)	1,016	(14,189)
Transfers—policy charges and deductions	(892)	(1,915)	(1,343)	(2,868)	(350)	(694)
Transfers—surrenders	(3,888)	(9,152)	(10,867)	(23,685)	(4,092)	(9,368)
Transfers—other	1	4	(2)	4	—	9

Net Decrease in Net Assets Derived from Contract Owner Transactions	(5,627)	(16,715)	(12,691)	(42,732)	(3,015)	(23,253)

NET INCREASE (DECREASE) IN NET ASSETS	(1,967)	(10,101)	(3,190)	(21,670)	6,260	(9,849)

NET ASSETS
Beginning of Year or Period	68,173	78,274	154,397	176,067	63,569	73,418

End of Year or Period	$66,206	$68,173	$151,207	$154,397	$69,829	$63,569

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Managed Bond		Inflation Managed		Money Market
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,535	$4,728	$2,041	$3,310	$804	$1,600
Realized gain	102	418	—	4,034	48	30
Change in unrealized appreciation (depreciation) on investments	(3,343)	459	(1,966)	(8,331)	(26)	(27)

Net Increase (Decrease) in Net Assets Resulting from Operations	(706)	5,605	75	(987)	826	1,603

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,133	2,808	830	1,713	527	1,100
Transfers between variable and fixed accounts, net	11,051	(9,767)	13,373	(334)	6,756	16,176
Transfers—policy charges and deductions	(1,458)	(2,974)	(1,025)	(2,757)	(1,471)	(2,606)
Transfers—surrenders	(12,455)	(24,706)	(6,794)	(17,027)	(9,795)	(16,131)
Transfers—other	(4)	—	(2)	1	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,733)	(34,639)	6,382	(18,404)	(3,982)	(1,462)

NET INCREASE (DECREASE) IN NET ASSETS	(2,439)	(29,034)	6,457	(19,391)	(3,156)	141

NET ASSETS
Beginning of Year or Period	166,965	195,999	115,559	134,950	43,692	43,551

End of Year or Period	$164,526	$166,965	$122,016	$115,559	$40,536	$43,692

	High Yield Bond		Comstock		Mid-Cap Growth
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,795	$3,807	($362)	$148	($207)	($276)
Realized gain (loss)	100	(137)	(25)	4,320	1	(342)
Change in unrealized appreciation (depreciation) on investments	(642)	1,188	2,896	1,837	3,779	839

Net Increase in Net Assets Resulting from Operations	1,253	4,858	2,509	6,305	3,573	221

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	330	1,331	493	755	282	422
Transfers between variable and fixed accounts, net	(1,812)	(4,295)	20,862	11,317	2,569	19,202
Transfers—policy charges and deductions	(496)	(1,242)	(395)	(1,052)	(211)	(458)
Transfers—surrenders	(4,147)	(10,828)	(4,158)	(5,688)	(2,767)	(4,048)
Transfers—other	—	(1)	1	—	(1)	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,125)	(15,035)	16,803	5,332	(128)	15,120

NET INCREASE (DECREASE) IN NET ASSETS	(4,872)	(10,177)	19,312	11,637	3,445	15,341

NET ASSETS
Beginning of Year or Period	59,438	69,615	51,296	39,659	32,711	17,370

End of Year or Period	$54,566	$59,438	$70,608	$51,296	$36,156	$32,711

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Real Estate		Small-Cap Equity (1)
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($324)	$827	($35)	($32)
Realized gain	2,339	10,687	6	351
Change in unrealized appreciation (depreciation) on investments	(3,313)	4,025	452	355

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,298)	15,539	423	674

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	337	864	51	86
Transfers between variable and fixed accounts, net	(5,511)	12	4,832	(741)
Transfers—policy charges and deductions	(474)	(573)	(39)	(44)
Transfers—surrenders	(3,496)	(7,110)	(346)	(536)
Transfers—other	5	5	—	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,139)	(6,802)	4,498	(1,239)

NET INCREASE (DECREASE) IN NET ASSETS	(10,437)	8,737	4,921	(565)

NET ASSETS
Beginning of Year or Period	53,864	45,127	4,235	4,800

End of Year or Period	$43,427	$53,864	$9,156	$4,235

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Small-Cap Growth (4)
01/01/2007-06/30/2007 (Unaudited)	$12.83	2,214	$28,398	0.00%	1.25%	8.71%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%
2004	11.21	2,780	31,181	0.60%	1.25%	17.46%
2003	9.55	4,053	38,693	0.48%	1.25%	31.49%
2002	7.26	5,437	39,478	0.00%	1.25%	(26.03%)

International Value
01/01/2007-06/30/2007 (Unaudited)	$25.53	7,443	$189,989	0.37%	1.25%	11.11%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%
2004	17.12	11,798	202,043	1.46%	1.25%	14.97%
2003	14.89	14,724	219,306	1.66%	1.25%	26.13%
2002	11.81	17,184	202,930	0.84%	1.25%	(14.98%)

International Small-Cap
01/01/2007-06/30/2007 (Unaudited)	$11.40	2,122	$24,199	0.08%	1.25%	12.29%
05/04/2006-12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

Equity Index
01/01/2007-06/30/2007 (Unaudited)	$43.60	3,524	$153,647	0.00%	1.25%	6.13%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%
2004	34.84	6,277	218,673	1.62%	1.25%	9.21%
2003	31.90	7,533	240,305	1.38%	1.25%	26.70%
2002	25.18	10,053	253,107	1.20%	1.25%	(23.31%)

Small-Cap Index
01/01/2007-06/30/2007 (Unaudited)	$18.71	2,784	$52,097	0.00%	1.25%	5.64%
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%
2004	14.77	5,338	78,851	0.69%	1.25%	16.30%
2003	12.70	4,347	55,212	0.71%	1.25%	44.71%
2002	8.78	4,035	35,421	0.78%	1.25%	(22.17%)

Diversified Research
01/01/2007-06/30/2007 (Unaudited)	$13.64	3,669	$50,054	0.00%	1.25%	5.42%
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%
2004	11.26	3,824	43,060	0.59%	1.25%	9.82%
2003	10.25	3,548	36,382	0.41%	1.25%	30.98%
2002	7.83	2,867	22,441	0.29%	1.25%	(25.14%)

Equity
01/01/2007-06/30/2007 (Unaudited)	$20.04	1,732	$34,708	0.00%	1.25%	5.69%
2006	18.96	1,841	34,907	0.33%	1.25%	7.30%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%
2004	16.80	3,164	53,147	0.68%	1.25%	3.84%
2003	16.18	4,293	69,453	0.35%	1.25%	22.79%
2002	13.17	5,375	70,812	0.31%	1.25%	(27.42%)

American Funds Growth-Income
01/01/2007-06/30/2007 (Unaudited)	$13.24	4,329	$57,313	0.00%	1.25%	7.18%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%
05/02/2005-12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

American Funds Growth
01/01/2007-06/30/2007 (Unaudited)	$14.12	2,783	$39,303	0.00%	1.25%	9.70%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%
05/02/2005-12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

Large-Cap Value
01/01/2007-06/30/2007 (Unaudited)	$16.47	5,451	$89,802	0.00%	1.25%	5.98%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%
2004	12.77	11,131	142,135	1.21%	1.25%	8.56%
2003	11.76	11,728	137,942	1.19%	1.25%	29.61%
2002	9.07	12,941	117,436	0.90%	1.25%	(23.92%)

Technology
01/01/2007-06/30/2007 (Unaudited)	$6.47	579	$3,748	0.00%	1.25%	11.89%
2006	5.78	723	4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%
2004	4.46	1,650	7,349	0.00%	1.25%	2.37%
2003	4.35	2,337	10,170	0.00%	1.25%	40.80%
2002	3.09	1,149	3,553	0.00%	1.25%	(47.01%)

Short Duration Bond
01/01/2007-06/30/2007 (Unaudited)	$10.48	3,375	$35,360	4.45%	1.25%	1.34%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%
2004	10.01	6,211	62,161	2.50%	1.25%	(0.05%)
05/01/2003-12/31/2003	10.01	6,105	61,128	2.57%	1.25%	0.13%

See Notes to Financial Statements	See explanation of references on page I-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Floating Rate Loan (5)
05/04/2007-06/30/2007 (Unaudited)	$10.01	1,757	$17,580	0.00%	1.25%	0.06%

Diversified Bond
01/01/2007-06/30/2007 (Unaudited)	$10.43	3,971	$41,413	4.76%	1.25%	(0.14%)
05/04/2006-12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Growth LT
01/01/2007-06/30/2007 (Unaudited)	$40.39	4,101	$165,659	0.00%	1.25%	9.25%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%
2004	32.09	7,734	248,156	0.00%	1.25%	9.03%
2003	29.43	10,025	295,057	0.00%	1.25%	32.31%
2002	22.24	13,242	294,557	1.03%	1.25%	(29.86%)

Focused 30
01/01/2007-06/30/2007 (Unaudited)	$13.20	1,571	$20,729	0.00%	1.25%	14.46%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%
2004	7.83	882	6,902	0.05%	1.25%	13.42%
2003	6.90	999	6,895	0.00%	1.25%	40.49%
2002	4.91	754	3,706	0.16%	1.25%	(30.29%)

Health Sciences
01/01/2007-06/30/2007 (Unaudited)	$11.98	522	$6,257	0.00%	1.25%	6.50%
2006	11.25	503	5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%
2004	9.26	963	8,914	0.00%	1.25%	6.20%
2003	8.72	1,149	10,017	0.00%	1.25%	26.24%
2002	6.91	871	6,011	0.00%	1.25%	(24.26%)

Mid-Cap Value
01/01/2007-06/30/2007 (Unaudited)	$26.08	5,386	$140,465	0.00%	1.25%	11.88%
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%
2004	19.09	6,090	116,274	0.36%	1.25%	23.52%
2003	15.46	6,335	97,916	0.56%	1.25%	27.50%
2002	12.12	6,502	78,822	0.36%	1.25%	(15.52%)

Large-Cap Growth (6)
01/01/2007-06/30/2007 (Unaudited)	$7.79	2,684	$20,905	0.00%	1.25%	7.16%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%
2004	7.53	11,511	86,641	0.63%	1.25%	3.35%
2003	7.28	10,967	79,865	0.22%	1.25%	23.81%
2002	5.88	12,795	75,259	0.11%	1.25%	(26.86%)

International Large-Cap
01/01/2007-06/30/2007 (Unaudited)	$11.61	8,018	$93,077	0.18%	1.25%	8.23%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%
2004	7.68	12,607	96,850	1.01%	1.25%	17.13%
2003	6.56	13,064	85,686	1.28%	1.25%	28.90%
2002	5.09	12,293	62,550	0.94%	1.25%	(18.65%)

Small-Cap Value
01/01/2007-06/30/2007 (Unaudited)	$22.57	1,221	$27,563	0.00%	1.25%	9.94%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%
2004	15.47	2,446	37,831	1.83%	1.25%	22.87%
05/01/2003-12/31/2003	12.59	2,036	25,627	1.36%	1.25%	25.88%

Multi-Strategy
01/01/2007-06/30/2007 (Unaudited)	$37.62	1,760	$66,206	0.00%	1.25%	5.51%
2006	35.65	1,912	68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%
2004	31.54	3,005	94,779	1.62%	1.25%	8.45%
2003	29.08	3,646	106,037	1.51%	1.25%	21.74%
2002	23.89	4,400	105,095	1.90%	1.25%	(14.15%)

Main Street Core (7)
01/01/2007-06/30/2007 (Unaudited)	$37.92	3,987	$151,207	0.00%	1.25%	6.38%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%
2004	29.94	6,307	188,801	1.21%	1.25%	8.18%
2003	27.67	7,619	210,859	0.97%	1.25%	25.38%
2002	22.07	8,391	185,196	0.67%	1.25%	(29.29%)

Emerging Markets
01/01/2007-06/30/2007 (Unaudited)	$24.61	2,838	$69,829	0.52%	1.25%	15.88%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%
2004	12.37	4,459	55,166	1.79%	1.25%	32.95%
2003	9.30	4,594	42,748	1.11%	1.25%	66.35%
2002	5.59	5,080	28,415	0.51%	1.25%	(4.27%)

See Notes to Financial Statements	See explanation of references on page I-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Managed Bond
01/01/2007-06/30/2007 (Unaudited)	$27.46	5,992	$164,526	4.33%	1.25%	(0.36%)
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%
2004	26.26	8,571	225,112	2.91%	1.25%	4.07%
2003	25.24	10,717	270,478	4.25%	1.25%	4.91%
2002	24.06	15,775	379,484	4.50%	1.25%	9.55%

Inflation Managed
01/01/2007-06/30/2007 (Unaudited)	$27.05	4,511	$122,016	4.76%	1.25%	0.19%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%
2004	26.85	5,481	147,171	0.79%	1.25%	7.55%
2003	24.97	5,851	146,092	0.09%	1.25%	6.90%
2002	23.36	8,406	196,324	1.10%	1.25%	14.02%

Money Market
01/01/2007-06/30/2007 (Unaudited)	$15.75	2,574	$40,536	4.89%	1.25%	1.87%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%
2004	14.72	3,669	54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,186	76,551	0.78%	1.25%	(0.47%)
2002	14.83	11,037	163,686	1.40%	1.25%	0.15%

High Yield Bond
01/01/2007-06/30/2007 (Unaudited)	$30.00	1,819	$54,566	7.47%	1.25%	2.07%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%
2004	26.90	3,273	88,040	7.01%	1.25%	8.06%
2003	24.89	5,231	130,232	7.37%	1.25%	18.80%
2002	20.96	4,609	96,579	8.70%	1.25%	(4.21%)

Comstock (8)
01/01/2007-06/30/2007 (Unaudited)	$12.50	5,650	$70,608	0.00%	1.25%	5.34%
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%
2004	10.02	4,316	43,237	1.19%	1.25%	15.72%
2003	8.66	3,710	32,121	0.94%	1.25%	29.76%
2002	6.67	992	6,619	0.12%	1.25%	(23.12%)

Mid-Cap Growth
01/01/2007-06/30/2007 (Unaudited)	$9.07	3,988	$36,156	0.00%	1.25%	11.57%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%
2004	6.49	2,192	14,217	0.00%	1.25%	20.08%
2003	5.40	1,957	10,573	0.00%	1.25%	28.77%
2002	4.19	2,180	9,146	0.00%	1.25%	(47.69%)

Real Estate (9)
01/01/2007-06/30/2007 (Unaudited)	$38.14	1,139	$43,427	0.00%	1.25%	(3.63%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%
2004	25.16	1,991	50,109	2.48%	1.25%	35.91%
2003	18.51	2,316	42,881	3.04%	1.25%	35.82%
2002	13.63	2,640	35,988	2.30%	1.25%	(1.56%)

Small-Cap Equity (10)
01/01/2007-06/30/2007 (Unaudited)	$14.48	632	$9,156	0.00%	1.25%	8.01%
2006	13.41	316	4,235	0.58%	1.25%	17.21%
05/02/2005-12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios which the Variable Accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to 05/01/2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to 05/01/2005, the Variable Account was named Aggressive Equity Variable Account.

(5)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(6)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.

(8)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(9)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(10)	Prior to 05/01/2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of
     June 30, 2007 is comprised of thirty-two subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as presented in the Schedule of Investments in Section G of this brochure.
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections A through F of this brochure and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named the Floating Rate Loan Variable Account that commenced operations on May 4, 2007.
     The net assets of the Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 395,902 outstanding accumulation units (valued at $1,942,039) of the Concentrated Growth Variable Account were exchanged for 97,532 accumulation units with equal value of the Equity Variable Account; and a total of 271,752 outstanding accumulation units (valued at $2,787,459) of the Capital Opportunities Variable Account were exchanged for 74,912 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Fund’s Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively, were transferred to the Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the “2006 Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 352,679 outstanding accumulation units (valued at $3,356,773) of the Aggressive Growth Variable Account were exchanged for 406,288 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 343,529 outstanding accumulation units (valued at $3,971,047) of the Financial Services Variable Account were exchanged for 278,270 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 845,329 outstanding accumulation units (valued at $10,986,357) of the Equity Income Variable Account were substituted by 962,514 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2007, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$4,668	$2,964
International Value	13,411	17,009
International Small-Cap	6,093	2,534
Equity Index	4,945	30,395
Small-Cap Index	12,261	9,506
Diversified Research	697	13,808
Equity	1,832	4,170
American Funds Growth-Income	4,024	4,402
American Funds Growth	2,154	16,811
Large-Cap Value	7,223	17,769
Technology	221	1,114
Short Duration Bond	2,246	19,889
Floating Rate Loan (2)	18,332	793
Diversified Bond	21,707	776
Growth LT	3,242	24,104
Focused 30	2,689	3,481
Health Sciences	1,786	1,578
Mid-Cap Value	5,814	12,125
Large-Cap Growth	1,412	23,356
International Large-Cap	1,866	47,172
Small-Cap Value	4,431	5,566
Multi-Strategy	1,071	7,120
Main Street Core	2,966	16,610
Emerging Markets	4,782	8,190
Managed Bond	12,454	15,222
Inflation Managed	12,248	6,595
Money Market	24,366	28,627
High Yield Bond	2,234	8,724
Comstock	21,985	5,542
Mid-Cap Growth	4,930	5,265
Real Estate	2,298	11,762
Small-Cap Equity (3)	5,711	1,247

(1)	Small-Cap Growth Variable Account was formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Small-Cap Equity Variable Account was formerly named VN Small-Cap Value Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2007 and the year ended December 31, 2006 were as follows (amounts in thousands):

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (1)	457	(316)	141	445	(1,370)	(925)
International Value	877	(1,005)	(128)	1,074	(2,503)	(1,429)
International Small-Cap (2)	749	(424)	325	2,043	(246)	1,797
Equity Index	216	(789)	(573)	471	(1,700)	(1,229)
Small-Cap Index	740	(592)	148	978	(2,261)	(1,283)
Diversified Research	217	(1,169)	(952)	1,181	(1,298)	(117)
Equity	123	(232)	(109)	91	(716)	(625)
American Funds Growth-Income	685	(689)	(4)	2,797	(1,200)	1,597
American Funds Growth	380	(1,424)	(1,044)	1,753	(2,099)	(346)
Large-Cap Value	736	(1,371)	(635)	2,535	(2,306)	229
Technology	67	(211)	(144)	914	(1,690)	(776)
Short Duration Bond	572	(2,230)	(1,658)	1,719	(1,950)	(231)
Floating Rate Loan (3)	1,876	(119)	1,757
Diversified Bond (2)	2,198	(207)	1,991	2,288	(308)	1,980
Growth LT	176	(682)	(506)	426	(1,502)	(1,076)
Focused 30	349	(407)	(58)	1,622	(1,066)	556
Health Sciences	170	(151)	19	265	(695)	(430)
Mid-Cap Value	575	(804)	(229)	1,490	(2,118)	(628)
Large-Cap Growth	449	(3,248)	(2,799)	1,913	(1,442)	471
International Large-Cap	772	(4,635)	(3,863)	3,872	(5,453)	(1,581)
Small-Cap Value	283	(331)	(48)	623	(1,020)	(397)
Multi-Strategy	62	(214)	(152)	131	(641)	(510)
Main Street Core	288	(632)	(344)	281	(1,568)	(1,287)
Emerging Markets	413	(569)	(156)	971	(2,225)	(1,254)
Managed Bond	771	(838)	(67)	899	(2,202)	(1,303)
Inflation Managed	694	(464)	230	793	(1,475)	(682)
Money Market	2,164	(2,416)	(252)	4,179	(4,266)	(87)
High Yield Bond	166	(369)	(203)	441	(979)	(538)
Comstock	2,010	(684)	1,326	1,941	(1,458)	483
Mid-Cap Growth	825	(863)	(38)	3,797	(2,071)	1,726
Real Estate	142	(364)	(222)	542	(736)	(194)
Small-Cap Equity (1)	430	(114)	316	238	(342)	(104)

(1)	The Small-Cap Growth and Small-Cap Equity Variable Accounts were formerly named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 4, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

Semi-Annual Report
as of June 30, 2007

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 142-7A